Long-term debt (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) share	Dec. 31, 2016 CAD ($) share
Statements Line Items
Revolving credit facility	$ 30,000	$ 148,031
Convertible debenture	350,000	350,000
Long-term debt	352,769	464,308
Equity component of convertible debentures, taxes		5,232
Accretion expense		299
Accordion feature	100,000	100,000
London Interbank Offered Rates Libor [Member]
Statements Line Items
Applicable margin facility	$ 30,000
Effective Interest Rate Applicable Margin Facility	4.79%
Revolving credit facility [Member]
Statements Line Items
Revolving credit facility		350,000
Amortization of financing costs	$ 400	200
Liability component of convertible debenture [Member]
Statements Line Items
Convertible debt after transaction costs		268,700	$ 45,000
Transaction costs		10,700	700
Equity component of convertible instruments [Member]
Statements Line Items
Convertible debt after transaction costs		14,500	3,100
Transaction costs		800	100
Equity component of convertible debentures, taxes		5,300
Convertible Debts Member
Statements Line Items
Transaction costs	0	(10,735)
Public Offering [Member]
Statements Line Items
Convertible debenture		184,000
Private Placements Member
Statements Line Items
Convertible debenture		116,000
Convertible debenture 2016 [Member]
Statements Line Items
Convertible debenture	50,000		$ 50,000
Borrowings, interest rate			4.00%
Conversion price | share			19.08
Convertible debt after transaction costs			$ 49,200
Transaction costs			800
Equity component of convertible debentures, taxes			$ 1,100
Effective interest rate			6.00%
Convertible debenture 2017 [Member]
Statements Line Items
Convertible debenture	$ 300,000	$ 300,000
Borrowings, interest rate		4.00%
Conversion price | share		22.89
Convertible debt after transaction costs		$ 288,500
Transaction costs		$ 11,500
Commission percentage		3.55%
Effective interest rate		5.50%
Top of range [Member] | Revolving credit facility [Member]
Statements Line Items
Revolving credit facility		$ 450,000
Bottom of range [Member] | Revolving credit facility [Member]
Statements Line Items
Revolving credit facility		$ 150,000